STARBOARD INVESTMENT TRUST

116 South Franklin Street

Rocky Mount, NC 27804

252-972-9922

May 26, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

Filing Desk

100 F Street, N.E.

Washington, DC 20549

RE:	Starboard Investment Trust (“Trust”) (File Nos. 333-***** and 811-22298); on behalf of G5 Arbitrage Fund (“Fund”), a series of the Trust

Ladies and Gentlemen,

Transmitted for filing is the Registration Statement on Form N-1A for the Trust. Also being transmitted concurrently with the Form N-1A Registration Statement is the Form N-8A Notification of Registration under the Investment Company Act of 1940, as amended. Pursuant to Securities Act Release No. 33-7331, no fees are being paid with these filings.

The Trust is asking that any written correspondence to the Trust be sent to the undersigned’s attention at the following address:

Starboard Investment Trust
c/o The Nottingham Company
116 South Franklin Street
Post Office Box 69
Rocky Mount, North Carolina 27802
Attn: A. Vason Hamrick
Fax: 919-882-9639

If you have any questions concerning the foregoing, please contact the undersigned at 252-972-9922, extension 249.

Yours truly,

Starboard Investment Trust

/s/ A. Vason Hamrick

A. Vason Hamrick

Trustee